Redeemable Convertible Preferred Stock (Table)	12 Months Ended
Dec. 31, 2020
Temporary Equity Disclosure [Abstract]
Summary of activity for the company's redeemable convertible preferred stock issued and outstanding
The following table presents a summary of activity for the Company’s redeemable convertible preferred stock issued and outstanding:

	Series A Redeemable Convertible Preferred Stock		Series B Redeemable Convertible Preferred Stock		Series B-1 Redeemable Convertible Preferred Stock		Series C Redeemable Convertible Preferred Stock
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
	(in thousands)
Balance as of January 1, 2019	8,652	$7,495	18,987	$21,405	9,508	$24,138	17,855	$82,278
Conversion of loan for stock	—	—	—	—	—	—	21,969	36,005

Balance as of December 31, 2019	8,652	7,495	18,987	21,405	9,508	24,138	39,824	118,283
Issuance of preferred stock in the sale of Spaceflight, Inc.	—	—	—	—	—	—	2,084	3,247

Balance as of December 31, 2020	8,652	$7,495	18,987	$21,405	9,508	$24,138	41,908	$121,530